Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015
Schedule of Trading Assets and Liabilities
Trading assets	SFr 177,733	SFr 191,096
Trading liabilities	51,692	49,054
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	66,674	80,546
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	69,895	71,102
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	29,504	28,579
Trading liabilities	27,045	23,545
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,660	10,869
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 24,647	SFr 25,509